Note 24 - Provisions - Reconciliation of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Balance	$ 2,967	$ 3,066
Foreign exchange	(221)	184
Additional provisions	1,500	3,776
Reverse unused provisions	(277)	(179)
Provisions utilized	(1,614)	(3,880)
Disposals and transfers to AHFS	(1,200)
Unwinding of discount	6
Balance	1,161	2,967
Employee entitlements [member]
Statement Line Items [Line Items]
Balance	1,967	1,730
Foreign exchange	(165)	170
Additional provisions	1,312	1,306
Reverse unused provisions	(35)	(67)
Provisions utilized	(1,192)	(1,172)
Disposals and transfers to AHFS	(1,200)
Unwinding of discount	6
Balance	692	1,967
Remediation provision [member]
Statement Line Items [Line Items]
Balance	306	0
Foreign exchange	(37)	0
Additional provisions	84	306
Reverse unused provisions	0	0
Provisions utilized	0	0
Disposals and transfers to AHFS	0
Unwinding of discount	0
Balance	353	306
Onerous contracts provision [member]
Statement Line Items [Line Items]
Balance	0	0
Foreign exchange	0	0
Additional provisions	0	0
Reverse unused provisions	0	0
Provisions utilized	0	0
Disposals and transfers to AHFS	0
Unwinding of discount	0
Balance	0	0
Litigation provision [member]
Statement Line Items [Line Items]
Balance	485	1,104
Foreign exchange	0	0
Additional provisions		2,042
Reverse unused provisions	(100)	0
Provisions utilized	(385)	(2,661)
Disposals and transfers to AHFS	0
Unwinding of discount	0
Balance	0	485
Warranty provision [member]
Statement Line Items [Line Items]
Balance	210	232
Foreign exchange	(18)	14
Additional provisions	103	122
Reverse unused provisions	(142)	(112)
Provisions utilized	(37)	(47)
Disposals and transfers to AHFS	0
Unwinding of discount	0
Balance	$ 116	$ 210